UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 05, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       2069        33100   X                         33100
Anadarko Petroleum       Common    032511107      13568       238659   X                        238659
Apache Corp              Common    037411105       8160       163597   X                        163597
BP P.L.C.                Common    055622104       5263       113164   X                        113164
Baker Hughes Inc         Common    057224107       4922       134960   X                        134960
Canadian Natural Resour  Common    136385101       4346       178100   X                        178100
ChevronTexaco Corporati  Common    166764100      35406       395107   X                        395107
Conoco Inc               Common    208251504       8309       293600   X                        293600
Cooper Cameron Corp      Common    216640102         40         1000   X                          1000
Core Labs NV             Common    N22717107       1000        71300   X                         71300
Devon Energy             Common    25179M103       1793        46400   X                         46400
EOG Resources            Common    26875P101       6035       154300   X                        154300
El Paso Energy Corp      Common    28336L109      13761       308463   X                        308463
Enron Corp               Common    293561106        118       196300   X                        196300
Exxon Mobil Corp         Common    30231G102      87655      2230414   X                       2230414
Forest Oil Corp          Common    346091705       6143       217750   X                        217750
GlobalSantaFe Corp       Common    G3930E101       7566       265290   X                        265290
Halliburton Co           Common    406216101       1491       113800   X                        113800
Hydrill Company          Common    448774109        379        21500   X                         21500
Kerr McGee Corp          Common    492386107       7970       145436   X                        145436
Knightsbridge Tankers L  Common    G5299G106         10          600   X                           600
Marathon Oil Corp        Common    565849106       5325       177500   X                        177500
McDermott International  Common    580037109       4681       381500   X                        381500
Mirant Corporation       Common    604675108       1762       110000   X                        110000
Murphy Oil               Common    626717102       2672        31800   X                         31800
Noble Affiliates         Common    654894104       6910       195800   X                        195800
Occidental Pete Corp     Common    674599105       8044       303200   X                        303200
Ocean Energy             Common    67481E106      14702       765740   X                        765740
Petroleum Geo Services   Common    716597109        871       109400   X                        109400
Phillips Petroleum       Common    718507106       6255       103800   X                        103800
Pioneer Natural Resouce  Common    723787107       7606       394900   X                        394900
Pogo Producing Co        Common    730448103       7689       292700   X                        292700
Royal Dutch Pete         Common    780257804      32169       656250   X                        656250
Schlumberger LTD         Common    806857108       9394       170950   X                        170950
Spinnaker Exploration C  Common    84855W109       4466       108500   X                        108500
Talisman Energy, Inc     Common    87425E103       1389        36700   X                         36700
Transocean Sedco Forex   Common    G90078109       2106        62272   X                         62272
Unocal Corp              Common    915289102       3185        88300   X                         88300
W H Energy Services      Common    92925E108       4086       214500   X                        214500
Westport Resources, Inc  Common    961418100       4780       275500   X                        275500
Willbros Group, Inc.     Common    969199108      15922       995153   X                        995153
Williams Companies       Common    969457100      10175       398700   X                        398700

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  370,192